Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Dec. 31, 2013 Lawrence A. Kenyon	Feb. 24, 2014 Subsequent Event Board of Directors Chairman	Feb. 24, 2014 Subsequent Event Lawrence A. Kenyon
Subsequent Events [Line Items]
Common Stock Exercise Price		$ 2.23
Purchase of shares authorized		223,445
Granted contractual term		10
Accrued salaries current			$ 275,000
Percentage of annual performance bonus			30.00%
Other employee related liabilities			$ 100,000
Share-based compensation arrangement by share-based payment award, award vesting rights, percentage			25.00%
Share-based compensation arrangement by share-based payment award, equity instruments other than options, exercisable date	Feb. 24, 2015
Share-based compensation arrangement by share-based payment award, award vesting rights	option will be granted at an exercise price equal to the fair market value of the Company’s common stock on October 31, 2014, and will vest and become exercisable as to 25% of the shares on October 31, 2015 and as to the remaining shares in 24 equal monthly installments thereafter.